Share-based payments - Expense (benefit) recognized in retention plans (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payments
Expense (benefit) arising from cash-settled share-based payments transactions		$ 40,724	$ (5,238)
Expense arising from cash-settled share-based payments transactions	$ 105,303
Expense arising from equity-settled share-based payments transactions	75,040	49,659	19,980
Total expense arising from share-based payments transactions	$ 180,343	$ 90,383
Total (benefit) arising from share-based payments transactions			$ 14,742